Derivative Instruments (Schedule Of Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 3,508,794	$ (2,407,767)
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,227,734	678,812
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,290,973	1,822,987
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	233,068	44,845
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	55,528	(1,342,525)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	810	(5,240)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(113,189)	(141,762)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	76,581	21,361
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(316,037)	279,146
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	281,060	(3,086,579)
Long Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,223,072	7,443,694
Long Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,936,007)	(3,927,801)
Long Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,431,741	5,955,090
Long Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(964,869)	(2,888,350)
Long Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		2,044,382
Long Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(59,830)	(4,305)
Long Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	480
Long Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(18,990)	(4,300)
Long Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,324,780	299,972
Long Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(178,816)	(1,818,823)
Long Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	33,972	2,071,113
Long Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(544,058)	(10,627)
Long Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		71,420
Long Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(1,160)
Long Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	72,509	1,468,203
Long Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(163,175)	(1,049,135)
Long Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,791,331	1,488,604
Long Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(971,138)	(1,039,451)
Short Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,591,948	1,149,944
Short Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,370,219)	(7,073,604)
Short Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,521,161	579,940
Short Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,760,299)	(2,967,868)
Short Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,439,881	62,040
Short Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(89,078)	(279,130)
Short Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	254,628	91,250
Short Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,050)	(42,105)
Short Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	73	223,213
Short Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,090,509)	(46,887)
Short Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,960	1,010
Short Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,150)	(6,250)
Short Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	657,517	4,289
Short Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(260,620)	(2,206,537)
Short Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	83,680	10,163
Short Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,099)	(59,062)
Short Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	83,422	187,975
Short Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(308,793)	(327,897)
Short Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,070,787	570,004
Short Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (2,609,920)	$ (4,105,736)